Borrowings 2013 Notes, Pactiv, and Other (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 30, 2016	Jul. 27, 2016	Dec. 31, 2017	Jun. 15, 2017	Dec. 31, 2016	Jun. 27, 2016
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities			$ 20		$ 23
2013 Notes, Senior Subordinated Notes 6.000% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, repurchased face amount						$ 538
Current portion of non-current borrowings						$ 52
Debt instrument, redemption price, percentage of principal amount redeemed		100.00%
2013 Notes, Senior Notes 5.625% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, repurchased face amount	$ 642
Debt instrument, redemption price, percentage of principal amount redeemed	100.00%
Pactiv Notes, Debentures 8.125% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, repurchased face amount				$ 300
Pactiv Notes, Notes 6.400% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, redemption price, percentage of principal amount redeemed			100.00%
Pactiv Notes, Debentures 8.375% [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, redemption price, percentage of principal amount redeemed			100.00%